Note 3 - Related-Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Related Party Transactions Disclosure [Text Block]

NOTE 2 – RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

Due to Related Parties	April 30, 2013	January 31, 2013

Due to a company owned by an officer (a)	$279,684	$269,097
Due to a company controlled by directors (b)	916,488	894,377
Due to a company controlled by a major shareholder (a)	129,340	94,588
Due to a major shareholder (a)	50,945	50,920
Total due to related parties	$1,376,457	$1,308,982

Notes Payable to Related Parties	April 30, 2013	January 31, 2013

Note payable to a director (c)	$168,555	$136,532
Note payable to a chief financial officer (c)	9,390	9,210
Note payable to a major shareholder (c)	121,129	118,797
Note payable to a company controlled by directors (c)	70,449	69,589
Total notes payable to related parties	$369,523	$334,128

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10% per annum.

(c) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

During the three months ended April 30, 2013 and 2012 interest expense of $7,022 and $6,716, respectively, was incurred on the related party notes.

Transactions with Related Parties

During the three months ended April 30, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	April 30, 2013	April 30, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$10,000	$74,764
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	-	93,154
Administration and rental fees paid to a company controlled by a major shareholder	3,493	3,408
	$33,493	$171,326

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. In addition to direct expenses, the Company has also agreed to reimburse certain related parties for expenses they incurred on the Company’s behalf, including advertising, travel, and office expenses.

NOTE 3 – RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	-
Due to an officer of Chilean subsidiary (a)	-	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$-	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10%
(c) The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.

(d) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

Transactions with Related Parties

During the years ended January 31, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	-
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	-	47,315
	$569,939	$1,060,647

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. In addition to direct expenses, the Company has also agreed to reimburse certain related parties for expenses they incurred on the Company’s behalf, including advertising, travel, and office expenses.

During the year ended January 31, 2013, the Company recorded $30,000 in donated consulting services.

During the year ended January 31, 2013, debt owing by the Company to related parties of $191,823 was forgiven. The gain on the extinguishment of debt was recorded in additional paid-in capital.